Summary of Significant Accounting Policies - Summary of Consolidated Total Revenue by Geography (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Total revenue	$ 104,274	$ 74,726	$ 186,056	$ 132,412	$ 95,356
United States
Summary of Significant Accounting Policies [Line Items]
Total revenue	67,195	53,020	134,676	92,116	63,440
EMEA
Summary of Significant Accounting Policies [Line Items]
Total revenue	24,952	13,853	33,097	25,668	20,770
Rest of the World
Summary of Significant Accounting Policies [Line Items]
Total revenue	$ 12,127	$ 7,853	$ 18,283	$ 14,628	$ 11,146